PENSIONS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of employer contributions to defined contributions	The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2017	2016	2015
Employers' contributions	1,656	1,324	1,035

Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

(in thousands of $)	2017	2016	2015
Service cost	313	302	379
Interest cost	1,901	2,051	2,042
Expected return on plan assets	(843)	(806)	(946)
Recognized actuarial loss	1,182	1,060	1,195
Net periodic benefit cost	2,553	2,607	2,670

Reconciliation of benefit obligation
The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2017	2016
Reconciliation of benefit obligation:
Benefit obligation at January 1	50,376	49,473
Service cost	313	302
Interest cost	1,901	2,051
Actuarial loss	873	3,547
Foreign currency exchange rate changes	1,008	(1,887)
Benefit payments	(3,300)	(3,110)
Benefit obligation at December 31	51,171	50,376

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2017 and 2016 was $50.2 million and $49.1 million, respectively.

(in thousands of $)	2017	2016
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	12,503	13,194
Actual return on plan assets	1,039	1,994
Employer contributions	2,316	2,342
Foreign currency exchange rate changes	1,076	(1,917)
Benefit payments	(3,300)	(3,110)
Fair value of plan assets at December 31	13,634	12,503

(in thousands of $)	2017	2016
Projected benefit obligation	(51,171)	(50,376)
Fair value of plan assets	13,634	12,503
Unfunded status (1)	(37,537)	(37,873)

Employer contributions and benefits paid under the pension plans include $2.3 million (2016: $2.3 million) paid from employer assets for the year ended December 31, 2017.

(1) Our plans compose of two plans. The details of these plans are as follows:

	December 31, 2017			December 31, 2016
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(11,654)	(39,517)	(51,171)	(10,461)	(39,915)	(50,376)
Fair value of plan assets	12,968	666	13,634	10,651	1,852	12,503
Funded (unfunded) status at end of year	1,314	(38,851)	(37,537)	190	(38,063)	(37,873)

Reconciliation of funded status
The details of these plans are as follows:

	December 31, 2017			December 31, 2016
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(11,654)	(39,517)	(51,171)	(10,461)	(39,915)	(50,376)
Fair value of plan assets	12,968	666	13,634	10,651	1,852	12,503
Funded (unfunded) status at end of year	1,314	(38,851)	(37,537)	190	(38,063)	(37,873)

Asset allocation of retirement schemes
The asset allocation for our Marine scheme at December 31, 2017 and 2016, by asset category are as follows:

Marine scheme	2017 (%)	2016 (%)
Equity	—	30-65
Bonds	—	10-50
Cash	100	20-40
Total	100	100

The asset allocation for our UK scheme at December 31, 2017 and 2016, by asset category are as follows:

UK scheme	2017 (%)	2016 (%)
Equity	76.5	75.2
Bonds	23.5	24.8
Total	100	100
The fair value of our plan assets, by category, as of December 31, 2017 and 2016 were as follows:

(in thousands of $)	2017	2016
Equity securities	9,921	8,936
Debt securities	3,047	2,860
Cash	666	707
	13,634	12,503

Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2017	2016
Net actuarial loss (see note 27)	12,799	12,956
As at December 31, 2017, 2016 and 2015, our accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2017	2016	2015
Net gain on qualifying cash flow hedging instruments, including share of affiliate	5,030	3,414	(192)
Losses associated with pensions	(12,799)	(12,956)	(12,400)
Accumulated other comprehensive loss	(7,769)	(9,542)	(12,592)

The components of accumulated other comprehensive loss consisted of the following:

	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income (loss)	Total accumulated comprehensive (loss) income
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive income (loss) before reclassification	2,851	—	(4,822)	(1,971)
Amount reclassified from accumulated other comprehensive income	—	382	—	382
Net current-period other comprehensive income (loss)	2,851	382	(4,822)	(1,589)
Transfer of additional paid in capital	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive (loss) income	(556)	—	3,606	3,050
Balance at December 31, 2016	(12,956)	—	3,414	(9,542)
Other comprehensive income	157	—	1,616	1,773
Balance at December 31, 2017	(12,799)	—	5,030	(7,769)

Expected contributions to pension schemes	We are expected to make the following contributions to the schemes during the year ended December 31, 2018, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	541	3,000

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2018	460	3,000
2019	325	3,000
2020	350	3,000
2021	570	3,000
2022	365	3,000
2023 - 2027	2,460	12,500

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2017	2016
Discount rate	3.40%	3.87%
Rate of compensation increase	2.32%	2.38%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2017	2016
Discount rate	3.87%	4.34%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.38%	2.07%